LEASES	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
LEASES
NOTE 10 – LEASES

a.	Right-of-use assets

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2018	2019
	In USD thousands				In USD thousands				In USD thousands
Composition in 2019
Property	1,552	-	-	1,552	-	135	-	135	-	1,417
Motor vehicles	326	172	(65)	433	-	240	(40)	200	-	233
	1,878	172	(65)	1,985	-	375	(40)	335	-	1,650

b.	Lease liabilities

	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
		In USD thousands
Composition in 2019
Property	1,552	-	-	257	127	(272)	1,664
Motor vehicles	326	172	(25)	73	27	(273)	300
	1,878	172	(25)	330	154	(545)	1,964

December 31, 2019
in USD thousands
Composition of lease liabilities:
Current lease liabilities
Property	53
Motor vehicles	149
202
Non-current lease liabilities
Property	1,611
Motor vehicles	151
1,762
1,964

c.	Additional disclosure

1)
The Company leases its premises under an operating lease agreement entered into in August 2014. Payments under the lease commenced in June 2015, and the initial term of the lease will expire in June 2020. The Company has exercised its option to extend the lease through June 30, 2025 and has the option to extend the lease for two additional lease periods totaling up to an additional 5 years, each option at a 5% increase to the preceding lease payment amount. The monthly lease fee is $23,000. In addition, the Company pays building maintenance charges of $7,000 per month.

2)
The Company has entered into operating lease agreements in connection with a number of vehicles. The lease periods are generally for three years. The annual lease fees, linked to the CPI, are $241,000. To secure the terms of the lease agreements, the Company has made certain prepayments to the leasing companies, representing two months of lease payments. These amounts have been recorded as prepaid expenses until 2018.

3)	As of December 31, 2019, minimum future rental payments (considering the aforementioned extension periods) under the leases were:

Year	Property	Motor vehicles	Total
	in USD thousands
2020	287	199	486
2021	296	104	400
2022	296	72	368
2023	296	-	296
2024	296	-	296
2025-2030	1,627	-	1,627
	3,098	375	3,473

Extension and termination options are included in a number of property and motor vehicles leases. These are used to maximize operational flexibility in terms of managing the assets used in the Company’s operations. The majority of extension and termination options held are exercisable only by the Company and not by the respective lessor.